Goldman Sachs Multi-Strategy Alternatives Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs Multi-Strategy Alternatives Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	1.01%	[1]
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	2.05%	[2]
Fee Waiver or Reimbursement	(1.17%)	[3]
Net Expenses (as a percentage of Assets)	0.88%

[1]	The Fund's “Other Expenses” for Class P Shares have been restated to reflect current expenses and expenses expected to be incurred during the current fiscal year.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[3]	Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) has agreed to (i) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary (as defined below) at an annual rate of 0.42% of the Subsidiary’s average daily net assets; (ii) reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The other arrangements will remain in effect through at least February 28, 2027, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.